Consolidated Balance Sheet	Dec. 31, 2025 SGD ($)
Current assets
Deposits	$ 20,000
Amounts due from a shareholder	1
Total current assets	20,001
TOTAL ASSETS	20,001
Current liabilities
Total current liabilities	127,851
TOTAL LIABILITIES	127,851
STOCKHOLDERS’ DEFICIT
Ordinary share, 1 authorized; 1 issued and outstanding as of December 31, 2025	1
Accumulated deficit	(107,851)
TOTAL STOCKHOLDERS' DEFICIT	(107,850)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	20,001
Related Party
Current liabilities
Amount due to related parties	$ 127,851